Restricted cash (Tables)	12 Months Ended
Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Schedule of Restricted Cash and Cash Equivalents
Restricted cash includes:

(In US$ millions)	December 31, 2015	December 31, 2014
CIRR deposits (1)	71	124
Margin calls related to share forward agreements	170	264
Cash pledged as collateral under credit facilities	—	50
Tax withholding deposits	7	11
Total restricted cash	248	449
Long-term restricted cash (related to CIRR deposits and margin calls)	198	181
Short-term restricted cash	50	268

(1) CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate (“CIRR”) loans from Eksportfinans ASA, the Norwegian export credit agency (See Note 23 to the consolidated financial statements included herein). The deposits are used to make repayments of the CIRR loans.